CONCENTRATIONS OF CREDIT RISK (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
FDIC insured limits	$ 0	$ 0	$ 0